Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net

Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2018	$1,211,869	$(268,993)	$942,876
Transfer from Advances for vessels	60,482	—	60,482
Depreciation expense	—	(48,067)	(48,067)
Balance, December 31, 2018	$1,272,351	$(317,060)	$955,291
Transfer from Advances for vessels	39,725	—	39,725
Depreciation expense	—	(50,310)	(50,310)
Balance, December 31, 2019	$1,312,076	$(367,370)	$944,706